UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: November 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

FORM N-Q

NOVEMBER 30, 2017

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 96.5%
Alabama - 2.6%
Black Belt Energy Gas District, AL, Gas Supply Revenue, LIQ-Royal Bank of Canada	4.000%	7/1/22	$23,010,000	$24,750,936	(a)(b)
Jefferson County, AL, Sewer Revenue, Subordinated Lien	5.000%	10/1/18	2,000,000	2,049,620
Mobile, AL, IDB, PCR, Alabama Power Co., Barry Plant	1.625%	10/2/18	2,500,000	2,492,525	(a)(b)
Tuscaloosa, AL, Public Educational Building Authority, Student Housing Revenue:
University Alabama Ridgecrest, BAM	5.000%	7/1/20	2,960,000	3,182,533
University Alabama Ridgecrest, BAM	5.000%	7/1/21	3,320,000	3,652,299

Total Alabama				36,127,913

Alaska - 1.5%
Alaska State Housing Finance Corp. Revenue, State Capital Project II	5.000%	12/1/18	500,000	517,965
North Slope Boro, AK, GO	5.000%	6/30/22	2,145,000	2,312,245
Valdez, AK, Marine Terminal Revenue:
BP Pipelines Inc. Project	5.000%	1/1/18	10,000,000	10,027,600
BP Pipelines Inc. Project	5.000%	1/1/21	7,130,000	7,847,706

Total Alaska				20,705,516

Arizona - 1.2%
Glendale, AZ, GO, AGM	4.000%	7/1/19	1,640,000	1,700,434
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue	4.000%	7/1/18	2,200,000	2,234,914
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue	5.000%	7/1/18	2,000,000	2,043,160
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue	5.000%	7/1/19	5,370,000	5,649,347
Yavapai County, AZ, IDA, Solid Waste Disposal Revenue:
Waste Management Inc. Project	1.600%	3/1/18	2,500,000	2,501,775	(a)(b)(c)
Waste Management Inc. Project	2.125%	6/1/18	2,500,000	2,504,800	(a)(b)(c)

Total Arizona				16,634,430

Arkansas - 0.1%
Springdale, AR, Sales & Use Tax Revenue	4.000%	7/1/18	1,000,000	1,014,770

California - 4.8%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Episcopal Senior Communities	4.000%	7/1/18	1,565,000	1,590,932
Bay Area, CA, Toll Authority, Toll Bridge Revenue, San Francisco Bay Area (SIFMA Municipal Swap Index Yield + 0.700%)	1.670%	10/1/19	4,750,000	4,772,752	(a)(b)
California State Department of Water Resources, Central Valley Project Revenue, Water System (SIFMA Municipal Swap Index Yield + 0.370%)	1.340%	12/1/22	2,000,000	2,000,860	(a)(b)
California State Health Facilities Financing Authority Revenue:
Northern California Retired Officers Community - Paradise Valley Estates Project, CMI	4.000%	1/1/18	1,290,000	1,292,761
Providence St. Joseph Health Obligated Group	1.250%	10/1/20	6,005,000	5,905,077	(a)(b)
Sutter Health Obligated Group	1.000%	8/15/19	5,000,000	4,944,950	(a)(b)
California State Infrastructure & Economic Development Bank Revenue, Pacific Gas & Electric Co.	1.750%	6/1/22	6,900,000	6,808,644	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California State MFA, Solid Waste Disposal Revenue, Waste Management Inc. Project	1.550%	2/1/19	$3,100,000	$3,109,579
California State PCFA, Solid Waste Disposal Revenue, USA Waste Services Inc.	1.500%	6/1/18	2,300,000	2,305,290	(c)
California State Public Works Board, Lease Revenue:
Department of Corrections & Rehabilitation	4.000%	9/1/18	1,000,000	1,020,370
Department of Corrections & Rehabilitation	5.000%	9/1/18	1,000,000	1,027,730
California State, GO (SIFMA Municipal Swap Index Yield + 0.250%)	1.220%	5/1/21	6,000,000	6,000,000	(a)(b)
California State, GO (SIFMA Municipal Swap Index Yield + 0.380%)	1.350%	12/1/22	5,000,000	5,000,000	(a)(b)
California State, GO, (SIFMA Municipal Swap Index Yield + 0.290%)	1.250%	12/1/20	5,650,000	5,650,000	(a)(b)
Lee Lake, CA, Public Financing Authority Revenue	4.000%	9/1/18	1,500,000	1,526,970
Rancho Cucamonga, CA, RDA, Successor Agency Tax Allocation, Rancho Redevelopment Project Area	5.000%	9/1/18	750,000	770,460
Southern California Public Power Authority Revenue, Magnolia Power Project	2.000%	7/1/20	5,000,000	5,042,000	(a)(b)
Sweetwater, CA, Union High School District, GO, BAN	5.000%	1/1/18	7,650,000	7,671,955	(d)
Upland, CA, Successor Agency to the Upland Community Redevelopment Agency Revenue, Merged Project Tax Allocation, AGM	4.000%	9/1/18	650,000	662,903

Total California				67,103,233

Colorado - 2.3%
Colorado State Health Facilities Authority Revenue:
Catholic Health Initiatives	1.875%	11/6/19	5,545,000	5,505,021	(a)(b)
Catholic Health Initiatives	5.000%	2/1/21	2,080,000	2,248,750
Catholic Health Initiatives	5.000%	7/1/21	6,225,000	6,508,113
Catholic Health Initiatives	5.000%	2/1/25	2,615,000	2,812,276
Denver, CO, Urban Renewal Authority Tax Increment Revenue:
Stapleton	5.000%	12/1/17	4,000,000	4,000,000
Stapleton	5.000%	12/1/18	5,265,000	5,447,274
E-470 Public Highway Authority Revenue, CO, Senior, LIBOR Index (0.670 x 1 mo. USD LIBOR + 0.900%)	1.796%	9/1/19	3,415,000	3,425,484	(a)(b)
Plaza, CO, Metropolitan District #1 Revenue	5.000%	12/1/17	1,000,000	1,000,000	(e)
Plaza, CO, Metropolitan District #1 Revenue	5.000%	12/1/19	1,000,000	1,048,480	(e)

Total Colorado				31,995,398

Connecticut - 5.3%
Bridgeport, CT, GO	5.000%	8/15/18	1,740,000	1,780,577
Bridgeport, CT, GO:
AGM	5.000%	8/15/21	1,000,000	1,093,280
AGM	5.000%	8/15/22	1,240,000	1,377,702
Connecticut State Special Tax Obligation Revenue:
Transportation Infrastructure	3.000%	9/1/18	14,740,000	14,908,773
Transportation Infrastructure	5.000%	9/1/20	4,000,000	4,328,520
Connecticut State, GO	5.000%	8/1/18	1,475,000	1,509,751
Connecticut State, GO	5.000%	4/15/19	3,730,000	3,891,584
Connecticut State, GO	5.000%	9/15/23	4,500,000	5,038,245

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - (continued)
Connecticut State, GO:
GAAP Conversion	5.000%	10/15/19	$10,375,000	$10,970,836
SIFMA Index (SIFMA Municipal Swap Index Yield + 0.420%)	1.390%	3/1/18	4,500,000	4,500,315	(b)
SIFMA Index (SIFMA Municipal Swap Index Yield + 0.920%)	1.880%	5/15/18	5,490,000	5,503,011	(b)
SIFMA Index (SIFMA Municipal Swap Index Yield + 0.750%)	1.710%	6/15/18	5,000,000	5,009,500	(b)
SIFMA Index (SIFMA Municipal Swap Index Yield + 0.630%)	1.590%	3/1/20	3,375,000	3,382,189	(b)
Hartford County, CT, Metropolitan District, GO, BAN	3.000%	8/1/18	7,500,000	7,547,400
University of Connecticut Revenue	5.000%	2/15/19	3,455,000	3,590,712

Total Connecticut				74,432,395

District of Columbia - 0.8%
District of Columbia Income Tax Secured Revenue, SIFMA (SIFMA Municipal Swap Index Yield + 0.300% )	1.260%	12/1/17	4,500,000	4,500,000	(b)
Metropolitan Washington DC, Airports Authority System Revenue	4.000%	10/1/18	1,000,000	1,020,570	(c)
Metropolitan Washington DC, Airports Authority System Revenue	5.000%	10/1/18	6,215,000	6,393,619	(c)

Total District of Columbia				11,914,189

Florida - 1.6%
Escambia County, FL, PCR, Gulf Power Co. Project	1.150%	6/21/18	3,500,000	3,490,305	(a)(b)
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, AGM	5.250%	10/1/18	2,000,000	2,063,240	(c)
Jacksonville Electric Authority, FL, Electric System Revenue	4.000%	10/1/18	1,000,000	1,022,320
Manatee County, FL, Revenue, Refunding & Improvement	5.000%	10/1/18	1,100,000	1,133,550
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/20	2,000,000	2,174,300	(c)
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/18	1,500,000	1,530,795
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/20	3,250,000	3,507,075
Okeechobee County, FL, Solid Waste Revenue, Disposal Waste Management Landfill	1.550%	7/1/21	2,200,000	2,200,550	(a)(b)
Saint Johns County, FL, School Board, COP	5.000%	7/1/21	1,500,000	1,665,450
South Miami, FL, Health Facilities Authority Revenue, Baptist Health South Florida Group	5.000%	8/15/18	2,860,000	2,885,454
Village, FL, Community Development District #6, Special Assessment Revenue	3.000%	5/1/18	1,475,000	1,484,130

Total Florida				23,157,169

Georgia - 3.7%
Atlanta, GA, Development Authority Student Housing Revenue, Piedmont/Ellis LLC University Commons Project	5.000%	9/1/18	1,010,000	1,037,017	(d)
Burke County, GA, Development Authority, PCR:
Georgia Power Co. Plant Vogtle Project	2.350%	12/11/20	8,900,000	8,876,771	(a)(b)
Georgia Transmission Corp. Vogtle Project	1.300%	5/3/18	11,150,000	11,126,585	(a)(b)
Oglethorpe Power Corp. Vogtle Project	2.400%	4/1/20	18,305,000	18,153,252	(a)(b)
Monroe County, GA, Development Authority, PCR:
Gulf Power Co., Plant Scherer Project	2.000%	6/21/18	6,500,000	6,511,960	(a)(b)
Oglethorpe Power Corp. Scherer Project	2.400%	4/1/20	3,925,000	3,877,625	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - (continued)
Private Colleges & Universities Authority, GA, Revenue, Agnes Scott College	2.500%	6/1/19	$3,000,000	$3,011,640	(a)(b)

Total Georgia				52,594,850

Hawaii - 0.6%
Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue, Kahala Senior Living Community Inc.	5.000%	11/15/18	400,000	413,924
Honolulu Citry & Country, HI, GO:
Rail Transit Project (SIFMA Municipal Swap Index Yield + 0.300%)	1.260%	9/1/20	5,000,000	5,000,650	(a)(b)
Rail Transit Project (SIFMA Municipal Swap Index Yield + 0.320%)	1.280%	9/1/20	2,500,000	2,500,325	(a)(b)

Total Hawaii				7,914,899

Illinois - 9.0%
Chicago, IL, GO	5.000%	1/1/18	2,100,000	2,104,851
Chicago, IL, GO	5.000%	1/1/19	4,600,000	4,728,064
Chicago, IL, GO	5.000%	1/1/20	4,850,000	5,098,611
Chicago, IL, GO:
AGM	5.500%	1/1/19	2,590,000	2,679,148
AGM-CR FGIC	5.500%	1/1/19	1,500,000	1,551,630
Chicago, IL, Midway Airport Revenue	5.000%	1/1/20	2,000,000	2,127,220	(c)
Chicago, IL, Motor Fuel Tax Revenue	5.000%	1/1/19	1,150,000	1,175,105
Chicago, IL, O’Hare International Airport Revenue:
General, Senior Lien	4.000%	1/1/19	20,000,000	20,509,400	(c)
General, Senior Lien	5.000%	1/1/19	4,180,000	4,335,371
Senior Lien	5.000%	1/1/25	1,100,000	1,213,982	(c)
Chicago, IL, Park District, GO:
Harbor Facilities	4.000%	1/1/18	1,150,000	1,151,771
Harbor Facilities	5.000%	1/1/19	1,000,000	1,029,780
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/18	1,500,000	1,504,005
Second Lien	5.000%	1/1/20	1,255,000	1,330,074
Illinois State EFA Revenue, University of Chicago	1.550%	2/13/20	2,500,000	2,511,275	(a)(b)
Illinois State Finance Authority Revenue, Central Dupage Health	5.500%	11/1/20	3,915,000	4,199,307	(i)
Illinois State Municipal Electric Agency Power Supply Revenue	5.000%	2/1/18	2,000,000	2,012,040
Illinois State Sales Tax Revenue:
Build Illinois	5.000%	6/15/19	2,575,000	2,690,849
Build Illinois-Junior Obligation	4.000%	6/15/20	8,825,000	9,253,895
Illinois State Toll Highway Authority Revenue	5.000%	12/1/19	1,950,000	2,077,081
Illinois State, GO	4.000%	7/1/18	9,460,000	9,568,601
Illinois State, GO	5.000%	7/1/19	9,650,000	10,042,948
Illinois State, GO	5.000%	1/1/20	2,145,000	2,237,235
Illinois State, GO	5.000%	2/1/22	2,740,000	2,910,729
Illinois State, GO	5.000%	8/1/23	17,260,000	18,449,732
University of Illinois, IL, Board of Trustees, COP	3.000%	8/15/18	10,000,000	10,088,900

Total Illinois				126,581,604

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - 4.7%
Indiana State Finance Authority Health System Revenue, Sisters St. Francis Health	5.000%	11/1/19	$2,045,000	$2,110,051
Indiana State Finance Authority, Hospital Revenue, Methodist Hospitals Inc.	5.000%	9/15/19	300,000	313,239
Indiana State Health Facilities Financing Authority Revenue:
Ascension Health Credit Group	1.150%	12/1/17	2,530,000	2,530,000	(a)(b)
Ascension Health Credit Group	1.250%	5/1/20	3,655,000	3,602,697	(a)(b)
Whiting, IN, Environmental Facilities Revenue:
BP Products North America Inc. Project	5.000%	11/1/22	15,000,000	17,033,400	(a)(b)(c)
BP Products North America Inc. Project	5.000%	3/1/23	10,000,000	11,373,400	(a)(b)(c)
BP Products North America Inc. Project, BP PLC (SIFMA Municipal Swap Index Yield + 0.750%)	1.720%	12/2/19	22,750,000	22,780,030	(a)(b)(c)
BP Products North America Inc., BP PLC	1.850%	10/1/19	6,000,000	6,034,380	(a)(b)

Total Indiana				65,777,197

Kansas - 0.3%
Kansas State Department of Transportation Highway Revenue:
LIBOR Index (0.670 x 1 mo. USD LIBOR + 0.320%)	1.152%	9/1/18	2,000,000	1,998,920	(b)
LIBOR Index (0.670 x 1 mo. USD LIBOR + 0.400%)	1.232%	9/1/19	2,000,000	1,994,580	(b)

Total Kansas				3,993,500

Kentucky - 2.0%
Carroll County, KY, PCR, Kentucky Utilities Co. Project	1.050%	9/1/19	2,500,000	2,458,275	(a)(b)
Louisville & Jefferson County, KY, Metropolitan Government PCR, Louisville Gas & Electric Co. Project	1.500%	4/1/19	5,000,000	4,981,050	(a)(b)
Trimble County, KY, PCR	1.350%	5/1/18	14,000,000	13,987,960	(a)(b)(c)
Trimble County, KY, PCR, Louisville Gas & Electric Co., Remarketed 12/15/14	1.050%	3/1/18	7,500,000	7,491,075	(a)(b)

Total Kentucky				28,918,360

Louisiana - 0.1%
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/18	850,000	866,414

Massachusetts - 1.4%
Massachusetts State DFA Revenue, Partners Healthcare System Inc. (SIFMA Municipal Swap Index Yield + 0.550%)	1.510%	1/30/18	8,700,000	8,703,741	(a)(b)
Massachusetts State HEFA Revenue:
Amherst College	0.800%	12/1/17	6,500,000	6,500,000	(a)(b)
Refunding\Partners Healthcare Systems	5.000%	7/1/18	2,575,000	2,582,313
Massachusetts State, GO, Consolidated Loan (SIFMA Municipal Swap Index Yield + 0.430%)	1.400%	1/1/18	1,880,000	1,880,188	(b)

Total Massachusetts				19,666,242

Michigan - 3.9%
Michigan State Finance Authority Revenue	5.000%	10/1/20	1,215,000	1,279,298
Michigan State Finance Authority Revenue	5.000%	10/1/21	1,300,000	1,403,220
Michigan State Finance Authority Revenue:
Detroit School District, Q-SBLF	5.000%	5/1/18	3,410,000	3,460,877
Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/20	7,000,000	7,570,290

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Michigan State Hospital Finance Authority Revenue:
Ascension Health	1.400%	6/29/18	$8,815,000	$8,819,496	(a)(b)
Ascension Health Credit Group	1.500%	5/1/20	2,130,000	2,112,001	(a)(b)
Michigan State Strategic Fund Ltd. Obligation Revenue, Events Center Project	4.125%	1/1/19	24,000,000	24,307,200	(a)(b)
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	5.000%	9/1/18	1,600,000	1,641,840
Wayne County, MI, Airport Authority Revenue	5.000%	12/1/18	3,500,000	3,623,655

Total Michigan				54,217,877

Mississippi - 0.1%
Mississippi State Development Bank Special Obligation Revenue, City of Jackson, Capital City Convention Center, Municipal Government Gtd.	5.000%	3/1/19	1,000,000	1,038,460

Missouri - 0.2%
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills	2.850%	9/1/18	3,500,000	3,515,365

Nebraska - 0.6%
Central Plains Energy Project, NE, Gas Project Revenue:
Project #1, Goldman Sachs Group Inc.	5.250%	12/1/18	4,500,000	4,648,725
Project #3	5.000%	9/1/18	4,050,000	4,143,717

Total Nebraska				8,792,442

Nevada - 1.2%
Clark County, NV, PCR, Southern California Edison Co.	1.875%	4/1/20	3,650,000	3,643,759	(a)(b)
Clark County, NV, School District, GO, Building	5.000%	6/15/22	9,090,000	10,303,424
Washoe County, NV, Gas Facilities Revenue, Sierra Pacific Power Co.	1.500%	6/3/19	3,000,000	2,956,170	(a)(b)(c)

Total Nevada				16,903,353

New Hampshire - 0.3%
New Hampshire State Business Finance Authority Solid Waste Disposal Revenue, Waste Management Inc.	2.125%	6/1/18	5,000,000	5,008,400	(a)(b)(c)

New Jersey - 9.2%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue	5.000%	11/1/18	1,000,000	1,025,120
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue	5.000%	11/1/20	1,000,000	1,072,010
Hamilton Township, NJ, Mercer County, GO	4.000%	8/1/18	1,000,000	1,017,960
Hudson County, NJ, Improvement Authority Revenue:
County GTD	2.250%	10/18/18	2,000,000	2,017,540
County GTD Pooled Notes	2.250%	4/5/18	1,000,000	1,003,540
Lenape, NJ, Regional High School District, GO, School Board Reserve Fund	4.000%	3/15/18	1,000,000	1,007,710
Mount Laurel Township, NJ, Board of Education, GO, School Board Reserve Fund	4.000%	8/1/18	1,000,000	1,017,760
New Jersey State EDA Lease Revenue:
Rutgers University	5.000%	6/15/18	1,000,000	1,019,710
Rutgers University	5.000%	6/15/19	1,380,000	1,450,228

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	$2,035,000	$2,106,937	(c)
School Facilities Construction	5.000%	6/15/18	2,755,000	2,799,851
School Facilities Construction	5.000%	6/15/18	695,000	708,622	(d)
School Facilities Construction	5.000%	3/1/22	1,570,000	1,707,171
School Facilities Construction, SIFMA (SIFMA Municipal Swap Index Yield + 1.550%)	2.510%	9/1/27	1,550,000	1,515,838	(b)
School Facilities Construction, State Appropriations	5.000%	3/1/19	10,365,000	10,794,940	(d)
New Jersey State EFA Revenue, Kean University	5.000%	7/1/20	1,000,000	1,077,790
New Jersey State Higher Education Assistance Authority, Student Loan Revenue:
Senior	4.000%	12/1/17	1,500,000	1,500,000	(c)
Senior	5.000%	12/1/18	3,000,000	3,093,330	(c)
Senior	3.000%	12/1/19	10,250,000	10,404,878	(c)
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement Notes	5.000%	6/15/21	4,000,000	4,077,120
Federal Highway Reimbursement Notes	5.000%	6/15/22	5,000,000	5,473,850
Transportation Program (SIFMA Municipal Swap Index Yield + 1.200%)	2.160%	12/15/21	15,500,000	15,365,615	(a)(b)
Transportation Program, State Appropriations	4.000%	6/15/18	5,875,000	5,939,801
Transportation System	5.000%	12/15/17	5,000,000	5,005,250
Transportation System	5.000%	12/15/18	8,300,000	8,551,822
New Jersey State Turnpike Authority Revenue (SIFMA Municipal Swap Index Yield + 0.550%)	1.520%	1/1/18	7,500,000	7,501,125	(b)
New Jersey State Turnpike Authority Revenue (0.670 x 1 mo. USD LIBOR + 0.700%)	1.568%	1/1/24	17,000,000	16,929,010	(b)
Newark, NJ, GO, Qualified General Improvement	5.000%	7/15/18	4,000,000	4,064,360
Rutgers, NJ, State University Revenue	4.000%	5/1/18	750,000	758,363
Salem County, NJ, Industrial PCFA Revenue, Philadelphia Electric Co.	2.500%	3/1/19	4,450,000	4,476,745	(a)(b)(c)
Trenton, NJ, GO	4.000%	7/15/18	1,895,000	1,924,050
Union County, NJ, GO:
School Board Reserve Fund	4.000%	3/1/18	975,000	981,572
School Board Reserve Fund	4.000%	3/1/18	25,000	25,162	(d)
School Board Reserve Fund	4.000%	3/1/19	1,465,000	1,509,492
School Board Reserve Fund	4.000%	3/1/19	35,000	36,023	(d)

Total New Jersey				128,960,295

New Mexico - 3.0%
Farmington, NM, PCR:
Public Service Co. of New Mexico	1.875%	10/1/21	3,000,000	2,987,310	(a)(b)
Southern California Edison Co.	1.875%	4/1/20	24,750,000	24,707,678	(a)(b)
New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue, SPA-Royal Bank of Canada (0.670 x 1 mo. USD LIBOR + 0.750%)	1.582%	8/1/19	14,000,000	13,959,260	(a)(b)

Total New Mexico				41,654,248

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 8.7%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper Inc. Project	3.750%	1/1/20	$390,000	$397,816	(c)(e)
Erie County, NY, Fiscal Stability Authority Revenue:
Sales Tax & State Aid Secured	5.000%	1/15/19	1,000,000	1,039,300
Sales Tax & State Aid Secured	4.000%	3/15/19	600,000	619,176
Greece, NY, CSD, GO	5.000%	12/15/17	650,000	650,761
Long Island, NY, Power Authority Electric System Revenue (0.700 x 1 mo. USD LIBOR + 0.880%)	1.749%	11/1/18	1,500,000	1,502,760	(a)(b)
Long Island, NY, Power Authority Revenue	5.250%	4/1/19	4,200,000	4,402,678	(d)
Monroe County, NY, GO:
BAM	4.000%	6/1/19	5,165,000	5,326,871
BAM	5.000%	6/1/20	5,115,000	5,505,581
MTA, NY, Dedicated Tax Fund Revenue (SIFMA Municipal Swap Index Yield + 0.580%)	1.550%	11/1/19	3,155,000	3,159,007	(a)(b)
MTA, NY, Revenue, Transportation (SIFMA Municipal Swap Index Yield + 0.450%)	1.420%	11/15/22	8,000,000	7,970,320	(a)(b)
Nassau County, NY, Local Economic Assistance Corp. Revenue:
South Nassau Communities Hospital	5.000%	7/1/18	1,275,000	1,300,666
Winthrop University Hospital Assistance Project	5.000%	7/1/18	685,000	697,871
New York City, NY, HDC Revenue	5.000%	7/1/18	3,250,000	3,319,387
New York City, NY, TFA Revenue, Future Tax Secured	2.000%	8/1/18	10,000,000	10,050,900
New York State Dormitory Authority Revenue, Non-State Supported Debt, Wyckoff Heights Medical Center, State Appropriations	4.000%	2/15/19	2,785,000	2,865,904
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations	5.000%	5/1/19	32,805,000	34,323,543
New York State Thruway Authority, State Personal Income Tax Revenue, Transportation	4.000%	3/15/18	1,000,000	1,007,970
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/19	5,000,000	5,212,450	(c)
American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/21	9,000,000	9,784,890	(c)
Terminal One Group Association LP	5.000%	1/1/20	6,255,000	6,659,448	(c)
Orange County, NY, Funding Corp. Revenue, Mount St. Mary College	4.000%	7/1/18	1,110,000	1,123,642
Port Authority of New York & New Jersey Revenue	5.000%	10/1/20	2,500,000	2,723,650	(c)
Port Authority of New York & New Jersey Revenue	5.000%	10/1/21	4,225,000	4,705,889	(c)
Port Authority of New York & New Jersey Revenue	5.000%	10/15/24	5,985,000	6,602,353	(c)
Suffolk County, NY, GO, AGM	5.000%	10/1/18	1,000,000	1,029,070

Total New York				121,981,903

North Carolina - 0.2%
North Carolina State Turnpike Authority Revenue:
Senior Lien	5.000%	1/1/21	410,000	449,458

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - (continued)
Senior Lien	5.000%	1/1/22	$600,000	$672,342
Senior Lien	5.000%	1/1/23	700,000	799,036
Senior Lien	5.000%	1/1/25	500,000	587,315

Total North Carolina				2,508,151

Ohio - 1.3%
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/18	1,000,000	1,002,710
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/19	2,200,000	2,279,134
Lancaster, OH, Port Authority Gas Revenue:
SPA-Royal Bank of Canada (0.670 x 1 mo. USD LIBOR + 0.600%)	1.432%	2/1/19	2,000,000	1,997,200	(b)
SPA-Royal Bank of Canada (0.670 x 1 mo. USD LIBOR + 0.620%)	1.452%	8/1/19	4,000,000	3,993,160	(b)
Ohio State Water Development Authority Revenue, Waste Management Inc. Project	1.550%	7/1/21	1,800,000	1,790,658
Ohio State Water Development Authority, Water PCR, Notes, Load Fund (SIFMA Municipal Swap Index Yield + 0.220%)	1.190%	12/1/20	4,000,000	4,000,200	(b)
Warren County, OH, Health Care Facilities Revenue, Otterbein Homes Obligation	5.000%	7/1/20	2,550,000	2,761,778

Total Ohio				17,824,840

Oregon - 0.6%
Gilliam County, OR, Solid Waste Disposal Revenue, Waste Management Inc. Project	1.500%	10/1/18	3,000,000	3,004,650
Medford, OR, Hospital Facilities Authority Revenue, Rogue Valley Manor	4.000%	10/1/18	1,070,000	1,093,166
Oregon State Facilities Authority Revenue, Legacy Health Project	5.250%	5/1/19	3,250,000	3,408,437
Portland, OR, River District Urban Renewal & Redevelopment Tax Allocation	5.000%	6/15/18	1,000,000	1,019,170

Total Oregon				8,525,423

Pennsylvania - 8.0%
Allegheny County, PA, Higher Education Building Authority University Revenue:
Duquesne University of the Holy Spirit	5.000%	3/1/18	1,000,000	1,008,680
Duquesne University of the Holy Spirit	5.000%	3/1/19	500,000	520,425
Bucks County, PA, IDA, Solid Waste Revenue, Waste Management Inc. Project	1.500%	2/1/18	13,400,000	13,404,154	(a)(b)(c)
Delaware River Port Authority, PA, Revenue:
Port District Project	5.000%	1/1/18	1,235,000	1,238,297
Port District Project	5.000%	1/1/19	3,490,000	3,609,847
Lehigh County, PA, IDA Revenue:
PPL Electric Utilities Corp.	1.800%	8/15/22	2,000,000	1,963,580	(a)(b)
PPL Electric Utilities Corp.	1.800%	9/1/22	7,500,000	7,355,550	(a)(b)
Montgomery County, PA, IDA Revenue, Peco Energy Co. Project	2.550%	6/1/20	3,000,000	3,020,970	(a)(b)
Pennsylvania State Economic Development Financing Authority, Exempt Facilities Revenue, Amtrak Project	3.000%	11/1/18	750,000	760,035	(c)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue:
Waste Management Inc. Project	1.500%	5/1/18	$2,000,000	$2,000,560	(a)(b)
Waste Management Inc. Project, Waste Management Holdings	1.700%	8/3/20	2,750,000	2,718,870	(a)(b)(c)
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	1/1/21	3,000,000	3,110,220
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	1/1/22	2,070,000	2,074,347
Pennsylvania State Higher EFA Revenue:
AICUP Financing Program-Messiah College	4.000%	11/1/18	700,000	715,981
Shippensburg University Student Services Inc.	4.000%	10/1/18	560,000	564,553
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	2.000%	4/1/18	1,000,000	1,001,650	(c)
Pennsylvania State Turnpike Commission Revenue (SIFMA Municipal Swap Index Yield + 0.700%)	1.670%	12/1/19	10,000,000	10,067,400	(b)
Pennsylvania State Turnpike Commission Revenue (SIFMA Municipal Swap Index Yield + 0.880%)	1.850%	12/1/20	13,775,000	13,945,948	(b)
Pennsylvania State Turnpike Commission Revenue (SIFMA Municipal Swap Index Yield + 0.980%)	1.950%	12/1/21	5,000,000	5,075,150	(b)
Pennsylvania State Turnpike Commission Revenue SIFMA (SIFMA Municipal Swap Index Yield + 0.600%)	1.570%	12/1/17	18,820,000	18,820,000	(b)
Pennsylvania State Turnpike Commission Revenue SIFMA (SIFMA Municipal Swap Index Yield + 0.680%)	1.640%	12/1/18	2,500,000	2,505,650	(b)
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance	5.000%	10/1/21	1,000,000	1,115,780
Philadelphia, PA, School District, GO	5.000%	9/1/19	7,240,000	7,584,262
Philadelphia, PA, Water and Wastewater Revenue	5.000%	1/1/19	1,455,000	1,508,137
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District	4.000%	6/1/18	2,160,000	2,182,507
Philadelphia School District	5.000%	6/1/19	1,500,000	1,561,980
Susquehanna, PA, Area Regional Airport Authority System Revenue	5.000%	1/1/18	1,405,000	1,408,498	(c)
Susquehanna, PA, Area Regional Airport Authority System Revenue	5.000%	1/1/21	2,000,000	2,156,920	(c)

Total Pennsylvania				112,999,951

South Carolina - 0.7%
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue	5.000%	12/1/18	1,000,000	1,034,830
South Carolina State Jobs-EDA Revenue, Bon Secours Health Systems Inc.	5.000%	11/1/18	1,500,000	1,547,715
South Carolina State Public Service Authority Revenue, Santee Cooper Project	5.000%	12/1/17	8,000,000	8,000,000

Total South Carolina				10,582,545

Tennessee - 1.0%
Tennessee Energy Acquisition Corp., Gas Revenue, Project	4.000%	5/1/23	12,500,000	13,627,875	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - 11.1%
Alvin, TX, ISD, GO, PSF-GTD, Schoolhouse	1.400%	8/15/20	$2,500,000	$2,494,050	(a)(b)
Beaumont, TX, ISD, GO, PSF-GTD	5.000%	2/15/19	4,220,000	4,396,058
Central Texas Regional Mobility Authority Revenue:
Senior Lien	5.000%	1/1/18	1,000,000	1,002,920
Senior Lien	5.000%	1/1/19	500,000	520,230
Clear Creek, TX, ISD, GO, PSF-GTD	1.450%	8/14/20	3,000,000	2,977,950	(a)(b)
Dallas, TX, GO	5.000%	2/15/18	1,675,000	1,687,127
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/18	1,000,000	1,032,740
Goose Creek, TX, Consolidated ISD, GO, PSF-GTD, School Building	1.350%	8/15/18	10,000,000	9,994,400	(a)(b)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Hospital, Memorial Hermann Health System (SIFMA Municipal Swap Index Yield + 0.580%)	1.550%	12/1/19	2,425,000	2,426,479	(a)(b)
Hospital, Memorial Hermann Health System (SIFMA Municipal Swap Index Yield + 0.750%)	1.710%	6/1/20	1,065,000	1,069,899	(b)
Harris County, TX, Revenue, Toll Road (SIFMA Municipal Swap Index Yield + 0.780%)	1.740%	8/15/18	6,000,000	6,028,620	(b)
Houston, TX, Airport System Revenue, United Airlines Inc., Terminal E Project	4.500%	7/1/20	8,150,000	8,578,935	(c)
Matagorda County, TX, Navigation District No. 1, Central Power & Light	1.750%	9/1/20	2,000,000	1,968,820	(a)(b)(c)
Mission, TX, Economic Development Corp., Solid Waste Disposal Revenue, Waste Management Inc. Project	2.500%	8/1/20	4,500,000	4,532,805	(c)
North East, TX, ISD, GO, School Building, PSF-GTD	2.000%	8/1/19	14,410,000	14,463,749	(a)(b)
North Texas Tollway Authority Revenue:
First Tier (SIFMA Municipal Swap Index Yield + 0.670%)	1.630%	1/1/20	43,250,000	43,384,075	(a)(b)
First Tier (SIFMA Municipal Swap Index Yield + 0.800%)	1.770%	1/1/19	6,000,000	6,015,300	(a)(b)
Red River Education Finance Corp., TX, Higher Education Revenue:
St. Edwards University Project	5.000%	6/1/18	500,000	508,095
St. Edwards University Project	5.000%	6/1/19	750,000	789,488
St. Edwards University Project	5.000%	6/1/20	940,000	1,016,084
Round Rock, TX, ISD, GO, PSF-GTD	1.500%	8/1/21	4,775,000	4,694,446	(a)(b)
San Antonio, TX, Electric and Gas Revenue, Junior Lien	2.000%	12/1/18	5,000,000	5,005,100	(a)(b)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckingham Senior Living Community Project	3.875%	11/15/20	3,000,000	3,000,180
Texas A & M University Revenue, Financing System	5.000%	5/15/18	1,000,000	1,016,570
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.625%	12/15/17	11,010,000	11,024,643
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, 1st Tier	5.000%	12/15/17	4,000,000	4,004,560
Texas State Transportation Commission Turnpike System Revenue	5.000%	4/1/20	7,500,000	8,013,750	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Texas State, GO, Transport Commission - Mobility Fund (SIFMA Municipal Swap Index Yield + 0.380%)	1.340%	10/1/18	$4,000,000	$4,002,360	(a)(b)

Total Texas				155,649,433

Virginia - 2.0%
Wise County, VA, IDA, Solid Waste & Sewage Disposal Revenue:
Virginia Electric & Power Co.	1.875%	6/1/20	5,000,000	5,009,100	(a)(b)
Virginia Electric & Power Co.	2.150%	9/1/20	14,700,000	14,836,857	(a)(b)
York County, VA, EDA, PCR, Virginia Electric & Power Co.	1.875%	5/16/19	8,150,000	8,187,816	(a)(b)

Total Virginia				28,033,773

Washington - 0.8%
Port of Seattle, WA, Revenue, Intermediate	5.000%	8/1/20	2,000,000	2,163,720	(c)
Spokane, WA, Public Facilities District Revenue	5.000%	12/1/18	1,130,000	1,169,697
Washington State Health Care Facilities Authority Revenue, Fred Hutchinson Cancer Research Centre (0.670 x 1 mo. USD LIBOR + 1.100%)	1.989%	7/1/22	5,000,000	4,978,000	(a)(b)
Washington State HFC Revenue, Heron’s Key Senior Living	4.875%	1/1/22	3,000,000	3,001,230	(e)

Total Washington				11,312,647

West Virginia - 0.5%
West Virginia State University Revenue, West Virginia University Project (SIFMA Municipal Swap Index Yield + 0.530%)	1.490%	10/1/19	7,000,000	7,001,680	(a)(b)

Wisconsin - 1.1%
Public Finance Authority, WI, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.000%	6/1/21	9,845,000	9,938,035	(a)(b)(c)
Wisconsin State HEFA Revenue, Ascension Senior Credit Group	1.375%	12/3/19	5,595,000	5,543,135	(a)(b)

Total Wisconsin				15,481,170

TOTAL MUNICIPAL BONDS (Cost - $1,356,130,042)				1,355,017,910

COLLATERALIZED MORTGAGE OBLIGATIONS(f) - 0.6%
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates:
M012 A1A1	1.600%	8/15/51	5,000,000	4,778,850
M012 A1A2	1.600%	8/15/51	3,000,000	2,867,259

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $8,000,000)				7,646,109

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,364,130,042)				1,362,664,019

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 1.9%
Florida - 0.1%
Liberty County, FL, IDR, Georgia Pacific Corp. Project	1.080%	10/1/28	$1,800,000	$1,800,000	(c)(e)(g)(h)

Georgia - 1.3%
Heard County, GA, Development Authority Revenue	1.000%	9/1/29	19,000,000	19,000,000	(g)(h)

New York - 0.3%
New York City, NY, GO, Subordinated, LOC-Dexia Credit Local	0.970%	3/1/34	960,000	960,000	(g)(h)
New York City, NY, TFA Revenue, New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.970%	11/1/22	3,405,000	3,405,000	(g)(h)
New York State Housing Finance Agency Revenue, 42nd & 10th Housing, LIQ-FHLMC, LOC-FHLMC	0.980%	11/1/41	100,000	100,000	(c)(g)(h)

Total New York				4,465,000

North Carolina - 0.1%
Charlotte, NC, COP, 2003 Governmental Facilities Project, LIQ-Wells Fargo Bank N.A.	0.950%	6/1/33	1,120,000	1,120,000	(g)(h)

Washington - 0.1%
Vancouver, WA, Housing Authority Revenue, LIQ-FHLMC	0.960%	12/1/38	890,000	890,000	(g)(h)

TOTAL SHORT-TERM INVESTMENTS (Cost - $27,275,000)				27,275,000

TOTAL INVESTMENTS - 99.0% (Cost - $1,391,405,042)				1,389,939,019
Other Assets in Excess of Liabilities - 1.0%				13,784,162

TOTAL NET ASSETS - 100.0%				$1,403,723,181

(a)	Maturity date shown represents the mandatory tender date.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(h)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AICUP	— Association of Independent Colleges and Universities of Pennsylvania
BAM	— Build America Mutual - Insured Bonds
BAN	— Bond Anticipation Notes
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
CSD	— Central School District
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GAAP	— Generally Accepeted Accounting Principles
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
RDA	— Redevelopment Agency
SCAGO	— South Carolina Association of Governmental Organizations
SIFMA	— Secuirities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority
USA	— United States of America
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$1,355,017,910	—	$1,355,017,910
Collateralized Mortgage Obligations	—	7,646,109	—	7,646,109

Total Long-Term Investments	—	1,362,664,019	—	1,362,664,019

Short-Term Investments†	—	27,275,000	—	27,275,000

Total Investments	—	$1,389,939,019	—	$1,389,939,019

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 24, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 24, 2018